Note 28 - Financial Instruments and Risks (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 02, 2020
Statement Line Items [Line Items]
Value at risk exposure, probable	95.00%
Value at risk, duration (Day)	21 days
Value at risk, adverse scenario, deterioration percentage	25.00%
Value at risk, remote scenario, deterioration percentage	50.00%
Instruments sharing characteristic, highly liquid investments	R$ 798.9	R$ 816.9
Tenedora [Member] | ELJ [Member]
Statement Line Items [Line Items]
Put options, exercisable number of shares, percent of outstanding stock			15.00%
Put options, fair value	3,489.1
Tenedora [Member] | ELJ [Member] | Tranche A [Member]
Statement Line Items [Line Items]
Put options, exercisable number of shares, percent of outstanding stock			12.11%
Tenedora [Member] | ELJ [Member] | Tranche B [Member]
Statement Line Items [Line Items]
Put options, exercisable number of shares, percent of outstanding stock			2.89%
Equity swap transaction [member]
Statement Line Items [Line Items]
Total gains (losses) on financial assets at fair value through profit or loss	329.3	161.1
Equity price risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	R$ 1,700.0	R$ 1,900.0
Bottom of range [member]
Statement Line Items [Line Items]
Trigger clause percentage, credit risk	10.00%
Top of range [member]
Statement Line Items [Line Items]
Trigger clause percentage, credit risk	15.00%